GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND

Class A: GPAAX

Class C: GPACX

Class I: GPAIX

Class N: GPANX

a series of Northern Lights Fund Trust

Supplement dated July 5, 2018

to the Prospectus dated January 29, 2018

______________________________________________________________________

Effective immediately, the following replaces the fifth and sixth full paragraphs under the “Principal Investment Strategies” section on page 2 of the Fund’s Prospectus and the last full paragraph under the “Additional Information Principal Investment Strategies and Related Risks” section on page 14 of the Fund’s Prospectus:

Separately, the adviser will manage the assets not otherwise needed to execute the principal investment strategies in a manner designed to provide the Fund liquidity, to preserve capital and to generate interest income without creating duration-related or liquidity risks. The Fund will primarily invest in investment grade fixed income securities that meet the following criteria: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) money market funds, certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) mortgage backed securities, or (7) ETFs that each invests primarily in the preceding types of fixed income securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the adviser to be of comparable quality. The fixed income portion of the Fund’s portfolio will be invested without restriction as to issuer country, type of entity, or capitalization.

* * * * * *

This Supplement, and the Prospectus and Statement of Additional Information dated January 29, 2018, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-855- 501-4758.

Please retain this Supplement for future reference.